Summary of Significant Accounting Policies - Advertising Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Nature of Operations, Background, and Basis of Presentation [Abstract].
Advertising cost during the period	$ 0.7	$ 1.0